Equity - Summary of Dividends Declared and Paid (Parenthetical) (Detail) - MXN ($) $ / shares in Units, $ in Millions		12 Months Ended
	Mar. 09, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of Dividends [abstract]
Dividends declared and paid	$ 7,038	$ 7,038	$ 6,991	$ 6,945
Dividends declared and paid per share	$ 3.35